SCHEDULE OF INVESTMENTS

Xtrackers MSCI Latin America Pacific Alliance ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.3%
Canada - 0.6%
Canacol Energy Ltd.	1,421	$4,531
Pan American Silver Corp.	165	3,266
PetroTal Corp.	4,311	1,008
Wheaton Precious Metals Corp.	155	4,407
(Cost $11,930)		13,212
Chile - 15.8%
AES Gener SA	23,861	3,503
Aguas Andinas SA, Class A	23,166	7,907
Banco de Chile	385,229	33,835
Banco de Credito e Inversiones SA	407	15,132
Banco Santander Chile	540,535	24,044
Besalco SA	3,366	1,349
CAP SA	552	3,116
Cencosud SA	11,553	13,520
Cia Cervecerias Unidas SA	1,292	9,677
Cia Sud Americana de Vapores SA*	82,387	2,409
Colbun SA	65,848	8,244
Empresa Nacional de Telecomunicaciones SA*	1,283	6,732
Empresas CMPC SA	9,627	19,364
Empresas COPEC SA	3,716	28,760
Enel Americas SA	337,786	56,412
Enel Chile SA	226,383	20,146
Engie Energia Chile SA	4,562	5,866
Forus SA	816	980
Grupo Security SA	9,491	1,868
Inversiones Aguas Metropolitanas SA	3,524	3,050
Inversiones La Construccion SA	261	1,948
Itau CorpBanca	1,173,030	4,291
Latam Airlines Group SA	1,978	13,156
Parque Arauco SA	6,531	13,375
Ripley Corp. SA	6,537	2,550
SACI Falabella	7,441	24,672
Salfacorp SA	3,351	1,568
SMU SA	17,422	2,597
SONDA SA	4,143	2,924
Vina Concha y Toro SA	3,262	5,386
(Cost $497,619)		338,381
Colombia - 9.7%
Banco de Bogota SA	238	5,773
Bancolombia SA	2,513	27,630
Bolsa de Valores de Colombia	457	1,335
Celsia SA ESP	4,797	6,086
Cementos Argos SA	4,643	6,938
CEMEX Latam Holdings SA*	1,998	2,017
Construcciones El Condor SA	1,815	657
Constructora Conconcreto SA*	3,266	438
Corp. Financiera Colombiana SA*	954	8,660
Ecopetrol SA	53,183	46,555
Grupo Argos SA	3,199	13,528
Grupo Aval Acciones y Valores SA	2,411	969
Grupo de Inversiones Suramericana SA	2,483	21,350
Grupo Energia Bogota SA ESP	28,902	19,637
Grupo Nutresa SA	2,298	15,173
Interconexion Electrica SA ESP	4,865	25,511
Mineros SA	1,054	1,024
Promigas SA ESP	1,220	2,803
Tecnoglass, Inc.	170	1,239
(Cost $201,254)		207,323
Mexico - 49.3%
Alfa SAB de CV, Class A	22,066	14,011
Alsea SAB de CV*	4,103	8,274
America Movil SAB de CV, Series L	239,587	187,831
Arca Continental SAB de CV	3,085	16,829
Axtel SAB de CV, Series CPO*	5,401	1,168
Banco del Bajio SA, 144A	5,350	8,297
Bolsa Mexicana de Valores SAB de CV	2,974	6,246
Cemex SAB de CV, Series CPO	107,539	34,440
Coca-Cola Femsa SAB de CV	3,686	20,291
Concentradora Fibra Danhos SA de CV REIT	1,709	2,377
Concentradora Fibra Hotelera Mexicana SA de CV REIT, 144A	5,320	1,970
Concentradora Hipotecaria SAPI de CV REIT	2,753	2,557
Consorcio ARA SAB de CV	5,450	983
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	5,045	5,112
Corp. Inmobiliaria Vesta SAB de CV	4,187	6,605
Credito Real SAB de CV SOFOM ER	2,143	2,272
El Puerto de Liverpool SAB de CV, Class C1	1,349	6,256
Fibra Uno Administracion SA de CV REIT	22,375	33,444
Fomento Economico Mexicano SAB de CV	13,837	111,282
Genomma Lab Internacional SAB de CV, Class B*	4,420	4,448
Gentera SAB de CV	7,084	6,760
Gruma SAB de CV, Class B	1,461	13,953
Grupo Aeromexico SAB de CV*	2,940	1,761
Grupo Aeroportuario del Centro Norte SAB de CV	2,267	14,803
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,546	27,479
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,471	24,141
Grupo Bimbo SAB de CV, Series A	11,455	17,180
Grupo Carso SAB de CV, Series A1	3,124	8,526
Grupo Cementos de Chihuahua SAB de CV	1,265	6,261
Grupo Comercial Chedraui SA de CV	2,658	3,401
Grupo Financiero Banorte SAB de CV, Class O	18,465	99,467

Grupo Financiero Inbursa SAB de CV, Class O	16,073	17,148
Grupo GICSA SAB de CV*	5,299	1,732
Grupo Herdez SAB de CV	1,766	3,163
Grupo Mexico SAB de CV, Series B	24,941	58,483
Grupo Rotoplas SAB de CV*	1,262	946
Grupo Televisa SAB, Series CPO	17,087	31,789
Grupo Traxion SAB de CV, 144A*	2,135	1,644
Hoteles City Express SAB de CV*	3,136	1,925
Industrias Penoles SAB de CV	1,001	8,972
Infraestructura Energetica Nova SAB de CV	3,809	16,474
Kimberly-Clark de Mexico SAB de CV, Class A*	10,647	20,045
La Comer SAB de CV*	3,587	4,229
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	5,630	7,428
Megacable Holdings SAB de CV, Series CPO	2,228	7,417
Nemak SAB de CV, 144A	4,756	1,600
Orbia Advance Corp. SAB de CV	7,621	14,817
PLA Administradora Industrial S de RL de CV REIT	5,877	8,799
Prologis Property Mexico SA de CV REIT	2,577	5,413
Promotora y Operadora de Infraestructura SAB de CV	1,583	15,363
Qualitas Controladora SAB de CV	1,225	5,215
Regional SAB de CV	1,704	9,419
Telesites SAB de CV*	9,850	7,379
Unifin Financiera SAB de CV	1,041	1,644
Wal-Mart de Mexico SAB de CV	37,299	104,003
(Cost $1,088,761)		1,053,472
Peru - 17.9%
Alicorp SAA	9,845	24,214
Banco BBVA Peru SA	7,309	6,979
Banco de Credito del Peru, Class C	3,274	4,926
Casa Grande SAA	388	322
Cementos Pacasmayo SAA	3,337	5,649
Cia de Minas Buenaventura SAA, ADR(a)	3,120	34,788
Corp. Aceros Arequipa SA	2,347	584
Credicorp Ltd.	985	178,551
Enel Distribucion Peru SAA	1,749	3,325
Ferreycorp SAA	14,476	8,335
Grana y Montero SAA*	9,560	4,620
Hochschild Mining PLC	3,870	7,894
InRetail Peru Corp., 144A	447	15,332
Intercorp Financial Services, Inc.	503	19,023
Luz del Sur SAA	1,449	11,320
Refineria La Pampilla SAA Relapasa*	18,032	444
Sociedad Minera Cerro Verde SAA	287	4,736
Southern Copper Corp.(a)	1,236	41,591
Union Andina de Cementos SAA	8,415	4,797
Volcan Cia Minera SAA*	33,234	4,212
(Cost $426,955)		381,642
TOTAL COMMON STOCKS
(Cost $2,226,519)		1,994,030
PREFERRED STOCKS - 6.7%
Chile - 1.5%
Embotelladora Andina SA, Class B	2,982	7,179
Sociedad Quimica y Minera de Chile SA, Class B	972	25,423
(Cost $50,568)		32,602
Colombia - 5.1%
Banco Davivienda SA	1,060	12,551
Bancolombia SA	4,880	57,893
Cementos Argos SA	2,412	3,108
Grupo Argos SA	2,275	8,017
Grupo Aval Acciones y Valores SA	43,259	17,684
Grupo de Inversiones Suramericana SA	1,277	9,504
(Cost $96,004)		108,757
Panama - 0.1%
Avianca Holdings SA (Cost $2,170)	3,864	1,787
TOTAL PREFERRED STOCKS (Cost $148,742)		143,146
RIGHTS - 0.1%
Canada - 0.1%
Pan American Silver Corp. CVR* (Cost $0)	1,874	1,181
Mexico - 0.0%
Prologis Property Mexico SA de CV*, expires 3/9/20 (Cost $0)	793	3
TOTAL RIGHTS (Cost $0)		1,184
CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54%(b)
(Cost $563)	563	563

TOTAL INVESTMENTS - 100.1%
(Cost $2,375,824)		$2,138,923
Other assets and liabilities, net - (0.1%)		(1,394)
NET ASSETS - 100.0%		$2,137,529

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(b)(c)
1,320	—	(1,320	)(d)	—	—	9	—	—	—
CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54%(b)
4,441	166,832	(170,710)		—	—	42	—	563	563
5,761	166,832	(172,030)		—	—	51	—	563	563

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $41,547, which is 1.9% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $42,977.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020 the Xtrackers MSCI Latin America Pacific Alliance ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Cash Equivalents
Financials	$612,973	28.7%
Consumer Staples	407,776	19.0
Materials	319,851	15.0
Communication Services	242,315	11.3
Utilities	190,285	8.9
Industrials	148,106	7.0
Energy	81,297	3.8
Real Estate	81,146	3.8
Consumer Discretionary	47,240	2.2
Health Care	4,448	0.2
Information Technology	2,923	0.1
Total	$2,138,360	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$1,994,030	$—	$—	$1,994,030
Preferred Stocks(e)	143,146	—	—	143,146
Rights(e)	1,181	3	—	1,184
Short-Term Investments(e)	563	—	—	563
TOTAL	$2,138,920	$3	$—	$2,138,923

(e)	See Schedule of Investments for additional detailed categorizations.

During the period ended February 29, 2020, the amount of transfers between Level 3 and Level 1 was $1,012. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.